LOANS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
LOANS RECEIVABLE, NET (Details) [Line Items]
Loan receivables, net	¥ 146,177	$ 21,194	¥ 260,224
Allowance for doubtful accounts for other loan receivables	441,400
Loan receivables on non-accrual status	25,000		¥ 23,000
Certain third-party loan borrowers
LOANS RECEIVABLE, NET (Details) [Line Items]
Loan receivables, net	¥ 146,000
Zhongji Wealth Guarantee Co., Ltd. | Certain post loan service companies
LOANS RECEIVABLE, NET (Details) [Line Items]
Interest rate	14.00%	14.00%
Zhongji Wealth Guarantee Co., Ltd. | Certain post loan service companies | Minimum [Member]
LOANS RECEIVABLE, NET (Details) [Line Items]
Term of loan	6 years
Interest rate
Zhongji Wealth Guarantee Co., Ltd. | Certain post loan service companies | Maximum [Member]
LOANS RECEIVABLE, NET (Details) [Line Items]
Term of loan	48 months